Taxes - Provision for income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Current	$ 529,162	$ 1,031,158	$ 1,334,254
Deferred	(165,500)	0	193,749
Total	$ 363,662	$ 1,031,158	$ 1,528,003